AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.7%
	AUSTRALIA — 1.4%
9,005	Aristocrat Leisure Ltd.	$382,243
106,228	TPG Telecom Ltd.	264,941
		647,184
	BELGIUM — 0.6%
1,332	D'ieteren Group	259,498
	CANADA — 8.1%
300	Constellation Software, Inc.	564,582
11,270	Enbridge, Inc.	610,943
2,372	FirstService Corp.	337,171
5,140	Kinaxis, Inc.*	551,660
11,320	MDA Space Ltd.*	467,561
14,258	Suncor Energy, Inc.[1]	766,791
7,347	Suncor Energy, Inc.	394,387
		3,693,095
	FINLAND — 0.7%
10,099	Huhtamaki Oyj	303,434
	GERMANY — 3.6%
6,896	Bayerische Motoren Werke A.G.	451,449
5,385	Covestro A.G.*,2	368,169
2,940	Heidelberg Materials A.G.	561,001
1,583	SAP S.E.	242,519
		1,623,138
	IRELAND — 9.6%
18,200	Alkermes PLC*	953,589
3,160	Jazz Pharmaceuticals PLC*	761,465
6,480	TE Connectivity PLC	1,306,433
2,700	Trane Technologies PLC	1,326,132
		4,347,619
	ITALY — 1.0%
7,673	Recordati Industria Chimica e Farmaceutica S.p.A.	450,031
	JAPAN — 21.9%
15,300	AGC, Inc.	655,681
37,200	ALSOK Co., Ltd.	244,452
31,600	Asahi Group Holdings Ltd.	300,980
12,400	Bandai Namco Holdings, Inc.	288,704
9,000	Bridgestone Corp.	188,832
16,400	Dai Nippon Printing Co., Ltd.	298,384
11,000	Ebara Corp.	423,418

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
17,100	Electric Power Development Co., Ltd.	$385,296
13,000	FANUC Corp.	588,309
11,600	FUJIFILM Holdings Corp.	248,594
3,800	Horiba Ltd.	640,874
11,600	Komatsu Ltd.	448,369
45,600	Kyocera Corp.	999,118
87,200	Mebuki Financial Group, Inc.	757,584
19,000	Mitsubishi Electric Corp.	686,934
9,500	Nomura Research Institute Ltd.	268,414
27,100	Sekisui Chemical Co., Ltd.	432,116
15,700	Skylark Holdings Co., Ltd.	270,771
19,100	Subaru Corp.	280,874
130,200	Sumitomo Chemical Co., Ltd.	411,369
5,200	TISI, Inc.	101,328
29,000	Toho Co., Ltd.	232,054
10,400	Tokyo Ohka Kogyo Co., Ltd.	724,369
2,100	Trend Micro, Inc.	77,294
		9,954,118
	NETHERLANDS — 1.7%
66,800	CNH Industrial N.V.	750,164
	NEW ZEALAND — 0.6%
49,691	Contact Energy Ltd.	263,446
	NORWAY — 1.2%
49,490	Orkla A.S.A.	521,132
	SWEDEN — 2.5%
7,705	AddTech A.B.	271,796
10,577	Boliden A.B.	597,584
7,435	Lifco A.B. - B Shares	243,835
		1,113,215
	SWITZERLAND — 6.7%
8,330	Coca-Cola HBC A.G.	543,955
4,500	Garmin Ltd.	1,068,930
635	Geberit A.G.	424,934
64	Givaudan S.A.	271,344
1,387	Schindler Holding A.G.	460,814
1,404	Sika A.G.	290,234
		3,060,211
	UNITED KINGDOM — 3.5%
1,987	AstraZeneca PLC	371,852

AXS Knowledge Leaders ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
17,256	IMI PLC	$678,846
23,770	Mondi PLC	215,856
23,430	Smith & Nephew PLC	339,118
		1,605,672
	UNITED STATES — 29.6%
9,340	Boston Scientific Corp.*	398,631
9,796	GE HealthCare Technologies, Inc.	627,042
3,556	Labcorp Holdings, Inc.	995,680
9,209	Micron Technology, Inc.	10,629,857
2,540	Stryker Corp.	799,693
		13,450,903
	TOTAL COMMON STOCKS
	(Cost $27,323,029)	42,042,860
	TOTAL INVESTMENTS — 92.7%
	(Cost $27,323,029)	42,042,860
	Other Assets in Excess of Liabilities — 7.3%	3,326,269
	TOTAL NET ASSETS — 100.0%	$45,369,129

PLC – Public Limited Company

*Non-income producing security.
[1]Denoted investment is a Canadian security traded on the U.S. Stock Exchange.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $368,169, which represents 0.81% of total net assets of the Fund.